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                                                             OMB APPROVAL
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                        UNITED STATES                  -------------------------
              SECURITIES AND EXCHANGE COMMISSION       OMB Number:    3235-0456
                    Washington, D.C. 20549             Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1
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                          FORM 24F-2
               ANNUAL NOTICE OF SECURITIES SOLD
                    PURSUANT TO RULE 24F-2

    Read instructions at end of Form before preparing Form.

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   1.     Name and address of issuer:

          PaineWebber Managed Investments Trust
          1285 Avenue of the Americas
          New York, NY 10019

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   2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

          PaineWebber High Income Fund
          (Class A, B, C and Y shares)
          PaineWebber  Investment Grade Income Fund
          (Class A, B, C and Y shares)
          PaineWebber  Low Duration U.S.  Government  Income Fund
          (Class A, B, C and Y shares)
          PaineWebber U.S. Government Income Fund
          (Class A, B, C and Y shares)

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   3.     Investment Company Act File Number:

               811-4040

          Securities Act File Number:

               2-91362

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   4(a).  Last day of fiscal year for which this Form is filed:

               November 30, 1998

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   4(b).  /  / Check box if this Form is being  filed  late  (i.e.,  more than
               90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

   NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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   4(c).  / /  Check box if this is the last time the issuer will be filing this
               Form.


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



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   5.     Calculation of registration fee:

          (i)   Aggregate sale price of                           $ 507,300,246
                securities sold during the                         -------------
                fiscal year pursuant to section
                24(f):

          (ii)  Aggregate price of securities
                redeemed or repurchased during    $  529,490,528
                the fiscal year                    -------------


          (iii) Aggregate  price of securities    $  453,359,477
                redeemed or repurchased  during    -------------
                any PRIOR fiscal year ending no
                earlier than October 1, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:

          (iv)  Total available redemption credits               -$ 982,850,005
                [add Items 5(ii)  and 5(iii)]:                     -------------


          (v)   Net sales - if item 5(i) is
                greater than Item 5(iv)                           $
                [subtract item 5(iv) from Item                                0
                5(i)]:                                             -------------
       ----------------------------------------------------------------

          (vi)  Redemption credits available for
                use in future years  -- if Item     $(475,549,759)
                5(i) is less than Item 5(iv)         ------------
                [subtract Item 5(i) from Item
                5(iv)]:
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          (vii) Multiplier for determining
                registration fee (See                           x $    0.000278
                Instruction C.9):                                  -------------

          (viii)Registration fee due [multiply                  = $           0
                Item 5(v) by Item 5(vii)] (enter                   -------------
                "0" if no fee is due):
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   6.     Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
            or other units)  deducted here:        0. If there is a number of
            shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 307,773,298.
                                                              -----------
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   7.     Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                + $           0
                                                                   -------------
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   8.     Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                = $           0
                                                                   -------------
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


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   9.     Date the  registration  fee and any interest  payment was sent to the
          Commission's lockbox depository:


                      Method of Delivery:

                                     /  /    Wire Transfer

                                    /  /     Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ann E. Moran
                          --------------------------------------

                          Ann E. Moran
                          --------------------------------------

                          Vice President and Assistant Treasurer
                          --------------------------------------
Date:   February 23, 1999
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                 *Please print the name and title of the signing officer below the signature.